Condensed Combined And Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 14,268		$ 1,664		$ 11,879
Restricted cash		11,420
Accounts receivable		7,525
Affiliate receivable		1,774	[1]	4,070	[1],[2]	4,871	[2]
Indemnification asset	[1]	752,510
Prepaid expenses and other current assets		32,660	[1]	13,304	[1]	54
Total current assets		820,157		19,038		16,804
Property, plant and equipment, net		2,480		750		612
Deferred tax asset		857
Intangible assets, net		2,077,571		84,218		427
Investment in rights to claim recovery cash flows		3,673,610
Total assets		6,574,675		104,006		17,843
Current liabilities:
Accounts payable		32,468		4,609		398
Affiliate payable		19,822	[1]	45,252	[1],[2]	39,027	[2]
Obligation to provide securities						1,577
Commission payable		540		465		448
Deferred service fee income		249		249		249
Derivative Liability		10,065
Warrant Liability		4,700
Guaranty obligation	[1]	752,510
Other current liabilities		62,638		3,489		426
Total current liabilities		882,992		54,064		42,125
Claims financing obligation & notes payable		170,844	[1]	106,805	[1],[2]	24,043	[2]
Loan from related parties	[1]	125,759
Interest payable		1,471		94,545		67,522
Total liabilities		1,181,066		255,414		133,690
Commitments and Contingencies
Class A common stock subject to possible redemption, 1,129,589 shares at redemption value as of September 30, 2022.		1,356
Stockholders Equity Abstract
Additional paid-in capital		201,656
Members' deficit				(155,756)		(120,179)
Accumulated deficit		(23,537)
Total Stockholders' Equity (Deficit)		178,441		(155,756)
Non-controlling interest		5,213,812		4,348		4,332
Total equity		5,392,253		(151,408)		(115,847)
Total liabilities and equity		6,574,675		$ 104,006		$ 17,843
Common Class A [Member]
Stockholders Equity Abstract
Common stock		7
Common Class V [Member]
Stockholders Equity Abstract
Common stock		$ 315

[1]	As of September 30, 2022 and December 31, 2021, the total affiliate receivable, indemnification asset, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets and claims financings obligation and notes payable includes balances with related parties. See Note 13, Related Party, for further details.
[2]	As of December 31, 2021 and December 31, 2020, the total affiliate receivable and affiliate payable balances are with related parties. In addition, the claims financings obligation & notes payable includes balances with related parties. See Note 11, Related Party, for further details.